Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

	2020		2019
	Number of shares	Share capital	Number of shares	Share capital
		RMB ’000		RMB ’000

As at 1 January
A shares	10,997,709,919	10,997,710	10,997,709,919	10,997,710
Overseas listed foreign shares	4,700,383,440	4,700,383	4,700,383,440	4,700,383

Subtotal	15,698,093,359	15,698,093	15,698,093,359	15,698,093

Issuance of new A shares	—	—	—	—

As at 31 December
A shares	10,997,709,919	10,997,710	10,997,709,919	10,997,710
Overseas listed foreign shares	4,700,383,440	4,700,383	4,700,383,440	4,700,383

Total	15,698,093,359	15,698,093	15,698,093,359	15,698,093